Fair Value Measurements - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Change in fair value of derivative warrant liabilities	$ (4,337,200)	$ (12,804,600)	$ (16,419,400)	$ (7,021,200)	$ (3,923,200)
Recurring
Fair Value Measurements
Assets, fair value						$ 0
Liabilities, fair value						$ 0
Change in fair value of derivative warrant liabilities	$ 4,300,000	$ 12,800,000	$ 16,400,000	$ 7,000,000.0	$ 3,900,000